Borrowings (Tables)	6 Months Ended
Sep. 30, 2023
Borrowings [Member]
Schedule of Short-Term Borrowings	Short-term borrowings consisted of the following as of September 30, 2023 and March 31, 2023:
	September 30, 2023 (Unaudited)	March 31, 2023

Short-term loans from related parties	$89,090	$94,647
Short-term loans from third-party individuals	190,516	72,806
Total short-term borrowings	$279,606	$167,453

Schedule of Bank Loans	Long-term borrowings consisted of the following as of September 30, 2023 and March 31, 2023:
	September 30, 2023 (Unaudited)	March 31, 2023
Car loans
Current portion	$7,401	$7,863
Non-current portion	24,338	30,495
Total car loans	$31,739	$38,358
	September 30, 2023 (Unaudited)	March 31, 2023
Bank loans
Current portion	$12,336	$-
Non-current portion	82,237	87,367
Total long-term bank loans	$94,573	$87,367

Schedule of Future Loan Payments	Future loan payments as of September 30, 2023 is as follows:
	RMB	USD

One year	2,094,000	$287,007
Two years	54,000	7,401
Three years	654,000	89,638
Four years	54,000	7,401
Five years and thereafter	15,570	2,135
Total payment	2,871,570	$393,582
	RMB	USD

One year	1,204,000	$175,316
Two years	54,000	7,863
Three years	654,000	95,230
Four years	54,000	7,863
Five years and thereafter	47,430	6,553
Total payment	2,013,430	$293,178